Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Temporary equity, shares outstanding	541,269
Temporary equity, shares issued	541,269
Temporary equity, redemption price per share (in Dollars per share)	$ 10.93
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding
Preferred stock, shares issued
Series A Common Stock
Common stock to be redeemed, shares	2,768,301	2,768,301
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	7,499,999
Common stock, shares issued	7,499,999
Series B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares outstanding	1	7,500,000
Common stock, shares issued	1	7,500,000
Previously Reported
Temporary equity, shares outstanding	667,391	30,000,000
Temporary equity, shares issued	667,391	30,000,000
Temporary equity, redemption price per share (in Dollars per share)	$ 10.93	$ 10.3